Property and equipment detail, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in Property, Plant and Equipment [Roll Forward]
Beginning Balance	$ 24,105	$ 22,552
Additions in equipment and building improvements	575	1,553	220
Ending Balance	24,680	24,105	22,552
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(1,331)	(893)
Depreciation for the year	(523)	(438)
Accumulated Depreciation, Property and Equipment, Ending Balance	(1,854)	(1,331)	(893)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	22,774	21,659
Property And Equipment Net, Ending Balance	$ 22,826	$ 22,774	$ 21,659